Debt Outstanding (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 15, 2010 11.375% Senior notes	Jun. 30, 2013 TransUnion Corp-Successor Senior secured term loan	Jun. 30, 2013 TransUnion Corp-Successor 11.375% Senior notes	Jun. 30, 2013 TransUnion Corp-Successor 10.0% Note payable	Dec. 31, 2012 TransUnion Corp-Successor 10.0% Note payable	Jun. 30, 2013 TransUnion Corp-Successor Senior secured revolving line of credit	Jun. 30, 2012 TransUnion Holding Company, Inc.	Jun. 30, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. 5.11% Senior secured revolving line of credit	Jun. 30, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% Senior notes	Jun. 30, 2013 TransUnion Holding Company, Inc. 9.625% Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Senior Note	Jun. 30, 2013 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.625% RFC loan	Dec. 31, 2012 TransUnion Holding Company, Inc. 4.69% Note payable	Jun. 30, 2013 TransUnion Holding Company, Inc. 10.0% Note payable	Dec. 31, 2012 TransUnion Holding Company, Inc. 10.0% Note payable	Jun. 30, 2013 TransUnion Holding Company, Inc. Senior secured revolving line of credit
Debt Instrument [Line Items]
Fixed Interest Rate	11.375%		11.375%				9.625%				11.375%	11.375%	9.625%	9.625%	8.125%	8.125%
Variable interest rate		4.25%				4.63%		4.25%	5.50%	5.11%											4.63%
Imputed interest rate				10.00%	10.00%												11.625%	4.69%	10.00%	10.00%
Unamortized fair value adjustment			$ 104.8								$ 104.8	$ (113.4)
Maturity Date	Jun. 15, 2018	Feb. 10, 2019	Jun. 15, 2018			Feb. 10, 2017		Feb. 10, 2019	Feb. 10, 2018	Feb. 10, 2017	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Jun. 15, 2018	Dec. 15, 2018		Apr. 15, 2013	Apr. 15, 2013	Feb. 10, 2017
Unamortized discount															$ 1.8	$ 2.0